UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: __

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               May 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $1,170,842
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED     NONE
--------------                --------         -----      --------  -------   --- ----  ----------  --------  ----   ------     ----
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101   57,869   1,379,483 SH        SOLE        NONE              1,379,483
APPLE INC                     COM              037833100  107,793     458,694 SH        SOLE        NONE                458,694
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT   05967A107   55,437   4,459,975 SH        SOLE        NONE              4,459,975
COCA COLA ENTERPRISES INC     COM              191219104   21,824     789,000 SH        SOLE        NONE                789,000
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD     20441W203   29,197     318,540 SH        SOLE        NONE                318,540
CSX CORP                      COM              126408103   42,790     840,673 SH        SOLE        NONE                840,673
DIRECTV                       COM CL A         25490A101  107,592   3,182,247 SH        SOLE        NONE              3,182,247
DISCOVERY COMMUNICATNS NEW    COM SER A        25470F104    1,675      49,563 SH        SOLE        NONE                 49,563
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302   55,242   1,878,350 SH        SOLE        NONE              1,878,350
LAUDER ESTEE COS INC          CL A             518439104   96,802   1,492,248 SH        SOLE        NONE              1,492,248
PARTNERRE LTD                 COM              G6852T105  113,089   1,418,578 SH        SOLE        NONE              1,418,578
POLO RALPH LAUREN CORP        CL A             731572103   54,893     645,491 SH        SOLE        NONE                645,491
TOWERS WATSON & CO            CL A             891894107   50,849   1,070,497 SH        SOLE        NONE              1,070,497
UNION PAC CORP                COM              907818108   43,980     600,000 SH        SOLE        NONE                600,000
VARIAN MED SYS INC            COM              92220P105   28,303     511,538 SH        SOLE        NONE                511,538
VISA INC                      COM CL A         92826C839  303,507   3,334,144 SH        SOLE        NONE              3,334,144


SK 05982 0000 1096243